REINSURANCE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Amounts due from reinsurers	$ 1,260	$ 1,299
Total premiums ceded	37	39	$ 46
Policyholder benefits ceded	256	261	291
Reinsurer Concentration Risk
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Amounts due from reinsurers	27	33
Variable Universal Term Life Insurance Single Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Maximum amount of mortality risk retained	4
Variable Universal Term Life Insurance Second To Die Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Maximum amount of mortality risk retained	6
Protective Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Amounts due from reinsurers	1,157	1,179
Ceded policy loans	130	130
Ceded policyholders' account balances	1,092	1,124
Total premiums ceded	20	21	24
Policyholder benefits ceded	223	219	$ 242
Protective Life | Guaranteed Minimum Death Benefit
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Amounts due from reinsurers	6	9
Protective Life | Guaranteed Minimum Income Benefit
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Amounts due from reinsurers	2	$ 1
AXA Equitable | Variable Universal Term Life Insurance Single Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Maximum amount of mortality risk retained	20
AXA Equitable | Variable Universal Term Life Insurance Second To Die Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Maximum amount of mortality risk retained	$ 25